Prepaid Expenses and Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 18,488	$ 27,859
Tax receivables	7,109	8,348
Security Deposits	11,021	15,179
Total prepaid expenses and other assets	$ 36,618	$ 51,386